SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of revenues by service categories (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues from operations:
Revenues	$ 234	$ 581
Air Travel Media Network
Revenues from operations:
Revenues	$ 234	$ 581